CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY/ (DEFICIT) (USD $) In Thousands, except Share data	Total	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings/ (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income/ (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ (4,510)	$ 5	$ 15	$ 6	$ 39	$ (4,554)	$ (21)
Balance (in shares) at Dec. 31, 2011		20,319,554	58,804,840
Net income	8,104					8,104
Share-based compensation	264			264
Redeemable Preferred Shares redemption value accretion	(1,688)					(1,688)
Appropriations to statutory reserves					250	(250)
Foreign currency translation adjustment, net of nil tax	37						37
Balance at Dec. 31, 2012	2,207	5	15	270	289	1,612	16
Balance (in shares) at Dec. 31, 2012		20,319,554	58,804,840
Net income	25,004					25,004
Share-based compensation	32,792			32,792
Redeemable Preferred Shares redemption value accretion	(1,795)					(1,795)
Repurchase of vested options	(833)			(410)		(423)
Appropriations to statutory reserves					160	(160)
Foreign currency translation adjustment, net of nil tax	1,101						1,101
Balance at Dec. 31, 2013	58,476	5	15	32,652	449	24,238	1,117
Balance (in shares) at Dec. 31, 2013		20,319,554	58,804,840
Net income	65,960					65,924		36
Share-based compensation	6,365			6,365
Redeemable Preferred Shares redemption value accretion	(755)					(755)
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares	28			28
Conversion of Series A-1 Redeemable Preferred Shares into ordinary shares, shares		625,851
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost	17,912	11		17,901
Conversion of Redeemable Preferred Shares upon initial public offerings ("IPO"), net of issuance cost, shares		45,419,954
Issuance of ordinary shares upon IPO, net of issuance cost	401,702	5		401,697
Issuance of ordinary shares upon IPO, net of issuance cost, shares		19,542,036
Exercises of share options	465			465
Exercises of share options, shares		492,893
Acquisition of a subsidiary	223							223
Appropriations to statutory reserves					2	(2)
Foreign currency translation adjustment, net of nil tax	143						142	1
Balance at Dec. 31, 2014	$ 550,519	$ 21	$ 15	$ 459,108	$ 451	$ 89,405	$ 1,259	$ 260
Balance (in shares) at Dec. 31, 2014		86,400,288	58,804,840